UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2012

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mosaic Financial Partners Inc.

Address:140 Geary Street, 6th Floor
San Francisco, CA 94108

Form 13F File Number:  028-14412__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Geoffrey M. Zimmerman
Title: Chief Compliance Officer
Phone: 415-788-1952

Signature, Place, and Date of Signing:

Geoffrey M. Zimmerman     San Francisco, Ca.   July 27, 2012


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $112663768


List of Other Included Managers: NONE

FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
UBS AG JERSEY BRH	       COMMON	        902641646 3785	   119075   SH	     SOLE		                    119075
EXXON MOBIL CORP               COMMON           30231G102 206      2411     SH       SOLE                                   2411
ISHARES TR	               COMMON	        464287176 1197	   10001    SH       SOLE		                    10001
ISHARES TR	               COMMON	        464287564 1469	   18680    SH	     SOLE		                    18680
ISHARES TR	               COMMON	        464288281 9716	   84697    SH	     SOLE		                    84697
ISHARES TR	               COMMON	        464287465 1917	   38373    SH	     SOLE		                    38373
ISHARES TR	               COMMON	        464287622 7925	   105367   SH	     SOLE		                    105367
ISHARES TR	               COMMON	        464287598 8491	   124467   SH	     SOLE		                    124467
ISHARES TR	               COMMON	        464288869 237	   4727	    SH	     SOLE		                    4727
ISHARES TR	               COMMON	        464287200 4486	   32803    SH	     SOLE		                    32803
ISHARES TR	               COMMON	        464287804 2202	   30060    SH	     SOLE		                    30060
JPMORGAN CHASE & CO            COMMON           46625H365 11444    295265   SH       SOLE                                   295265
PIMCO ETF TR                   COMMON           72201R205 17306    324388   SH       SOLE                                   324388
PLUM CREEK TIMBER CO INC       COMMON           729251108 4563     114925   SH       SOLE                                   114925
POWERSHARES GLOBAL ETF TRUST   COMMON           73936T789 861      27084    SH       SOLE                                   27084
POWERSHARES ETF TRUST          COMMON           73935X583 2489     42788    SH       SOLE                                   42788
POWERSHARES ETF TRUST          COMMON           73935X567 1116     17305    SH       SOLE                                   17305
POWERSHARES GLOBAL ETF FD      COMMON           73936G308 820      40429    SH       SOLE                                   40429
SCHWAB STRATEGIC TR	       COMMON	        808524805 3877	   160424   SH	     SOLE		                    160424
SCHWAB STRATEGIC TR	       COMMON	        808524888 284	   11799    SH	     SOLE		                    11799
SPDR INDEX SHS FDS             COMMON           78463X749 582      14673    SH       SOLE                                   14673
SPDR INDEX SHS FDS	       COMMON	        863308839 270	   7347	    SH	     SOLE		                    7347
SPDR S&P 500 ETF TR            TR UNIT          78462F103 751      5516     SH       SOLE                                   5516
SPDR INDEX SHS FDS	       COMMON	        78463X871 3151	   122080   SH	     SOLE		                    122080
VANGUARD INTL EQUITY INDEX F   COMMON	        922042858 4213	   105513   SH	     SOLE		                    105513
VANGUARD TAX-MANAGED INTL FD   COMMON	        921943858 4038	   127907   SH	     SOLE		                    127907
POWERSHARES GLOBAL ETF FD      COMMON           922042775 209      5089     SH       SOLE                                   5089
VANGUARD BD INDEX FD INC       COMMON	        921937827 2626	   32365    SH	     SOLE		                    32365
VANGUARD INDEX FDS             COMMON           922908769 238      3416	    SH       SOLE                                   3416
VANGUARD INDEX FDS	       COMMON	        922908744 4291	   76713    SH	     SOLE		                    76713
WEYERHAEUSER CO	               COMMON           962166104 4341     194152   SH       SOLE                                   194152
WISDOMTREE TRUST	       COMMON	        97717W281 1282	   29577    SH	     SOLE		                    29577
WISDOMTREE TRUST	       COMMON	        97717W760 2279	   51136    SH	     SOLE		                    51136




